9. Related Party Transactions (Sept 2019 Note) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Compensation for services						$ 102,162
Revenue from related parties					$ 22,200	6,571
Vitashower Corp [Member]
Revenue from related parties	$ 0	$ 3,200	$ 3,000	$ 10,575	22,200	6,571
Account receivable, Related Parties	0		0		39,625	564
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 120,000	$ 120,000